Segment Information - Summary of Result of Non-Current Assets and Main Services and Products by Geographic Region (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Non-current assets	R$ 24,267	R$ 26,885
Income related to financial operations	123,611	145,308	R$ 131,317
Income related to insurance and private pension operations before claim and selling expenses	4,488	4,553	3,961
Commissions and Banking Fees	38,557	39,032	36,809
Brazil [Member]
Disclosure of geographical areas [line items]
Non-current assets	17,095	16,123
Income related to financial operations	102,016	117,541	108,362
Income related to insurance and private pension operations before claim and selling expenses	4,488	4,423	3,812
Commissions and Banking Fees	34,533	35,283	33,211
Abroad [Member]
Disclosure of geographical areas [line items]
Non-current assets	7,172	10,762
Income related to financial operations	21,595	27,767	22,955
Income related to insurance and private pension operations before claim and selling expenses	0	130	149
Commissions and Banking Fees	R$ 4,024	R$ 3,749	R$ 3,598